Loss Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	1,336,069	1,430,737	1,965,251
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	5,934,810	5,934,810	812,988